ACQUISITIONS (Details Narrative) - USD ($)				7 Months Ended	12 Months Ended
	Oct. 08, 2020	May 29, 2020	May 29, 2020	May 31, 2020	May 31, 2021	Nov. 30, 2021
Business Acquisition [Line Items]
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Consideration paid					$ 12,237,886
Cash					$ 1,994,000
Payment of closing costs				$ 239,350
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, par value				$ 0.001
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, par value				$ 0.001
Acquisition Agreement [Member] | Inno Acquisition Corp [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition shares issued	130,000
Preferred stock, par value	$ 0.001
Acquisition Agreement [Member] | Inno Acquisition Corp [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition shares issued	870,000
Preferred stock, par value	$ 0.001
Acquisition Agreement [Member] | Inno Acquisition Corp [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares cancelled	1,000,000
Acquisition Agreement [Member] | Inno Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares cancelled	45,606,489
Acquisition Agreement and Plan of Merger [Member] | Inno Acquisition Corp [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition shares issued	1,000,000
Split-Off Agreement [Member]
Business Acquisition [Line Items]
Market price per share	$ 0.008
Split-Off Agreement [Member] | Inno Acquisition Corp [Member]
Business Acquisition [Line Items]
Sale of liabilities	$ 46,000
Split-Off Agreement [Member] | Inno Acquisition Corp [Member] | Paul Tidwell [Member]
Business Acquisition [Line Items]
Sale of liabilities	$ 797,000
Split-Off Agreement [Member] | UL US Entities [Member]
Business Acquisition [Line Items]
Business acquisition shares issued	172,000,000
Percentage of fully diluted capital structure	2.00%
Market capitalization	$ 1,200,000
Securities Purchase Agreement [Member]
Business Acquisition [Line Items]
Promissory note		$ 5,000,000	$ 5,000,000
Securities Purchase Agreement [Member] | Unique Logistics International (ATL) LLC [Member]
Business Acquisition [Line Items]
Consideration paid			2,819,000
Cash			994,000
Minority interest amount			500,000
Securities Purchase Agreement [Member] | Unique Logistics International (BOS) Inc [Member]
Business Acquisition [Line Items]
Purchase price of common stock			290,000
Monthly cash payments			90,000
Debt principal payment			2,500
Securities Purchase Agreement [Member] | Unique Logistics International (ATL) LLC [Member]
Business Acquisition [Line Items]
Promissory note		$ 1,825,000	$ 1,825,000
Minority interest percentage		40.00%	40.00%
Securities Purchase Agreement [Member] | Unique Logistics International (BOS) Inc [Member]
Business Acquisition [Line Items]
Promissory note		$ 200,000	$ 200,000
Minority interest percentage		20.00%	20.00%
Securities Purchase Agreement [Member] | Unique Logistics International (USA) Inc [Member]
Business Acquisition [Line Items]
Stock issuance			7,199,000
Minority interest percentage		35.00%	35.00%
Securities Purchase Agreement [Member] | UL US Entities [Member]
Business Acquisition [Line Items]
Acquisition description		the Company purchased from UL HK (i) sixty percent (60%) of the membership interests (“UL ATL Membership Interests”) of Unique Logistics International (ATL) LLC, a Georgia limited liability company (“UL ATL”); (ii) eighty percent (80%) of the issued and outstanding common stock of Unique Logistics International (BOS) Inc., a Massachusetts corporation (“UL BOS”); and (iii) sixty-five percent (65%) of the issued and outstanding common stock of Unique Logistics International (USA) Inc., a New York corporation (“UL NYCC”)
Consideration paid		$ 6,000,000
Cash		$ 1,000,000
Stock issuance		1,500,000